Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Fixed Assets [Abstract]
Other Fixed Assets
	Land	Buildings	Storage Facility	Other	Total
Cost, December 31, 2014	$9,036	$3,459	$226,067	$21,118	$259,680
- Additions	-	-	843	771	1,614
- Disposals	-	-	-	(306)	(306)
Cost, December 31, 2015	9,036	3,459	226,910	21,583	260,988
- Additions	-	-	-	177	177
- Disposals	-	-	-	(160)	(160)
Cost, December 31, 2016	9,036	3,459	226,910	21,600	261,005

Accumulated depreciation, December 31, 2014	-	602	415	4,895	5,912
- Depreciation expense	-	122	5,176	3,212	8,510
- Disposals	-	-	-	(217)	(217)
Accumulated depreciation, December 31, 2015	-	724	5,591	7,890	14,205
- Depreciation expense	-	125	5,181	3,160	8,466
- Disposals	-	-	-	(146)	(146)
Accumulated depreciation, December 31, 2016	-	849	10,772	10,904	22,525

Net book value, December 31, 2015	9,036	2,735	221,319	13,693	246,783
Net book value, December 31, 2016	$9,036	$2,610	$216,138	10,696	$238,480